Expense Example - Variant Perception Cycle Aware US Equity ETF - Variant Perception Cycle Aware US Equity ETF Class	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240